Taxes Payable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current and deferred portions of income tax expense
Current	$ 431,161	$ 613,790
Deferred	(8,249)	(5,170)
Income tax expense	$ 422,912	$ 608,620	$ 3,479,303